Condensed Statement of Operations - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
General and administrative expenses	$ 4,402,919
Formation and operating costs		$ 1,042,637
Loss from operations	(4,402,919)	(1,042,637)
Other Income:
Interest earned on marketable securities held in Trust Account	6,239
Change in fair value of FPA liability	62,857,346	(69,874,782)
Change in fair value of conversion option	762,439
Change in fair value of warrant liabilities	102,401,455	(106,714,978)
Interest expense - amortization of debt discount	(1,000,000)
Compensation expense resulting from issuance of private placement warrants		(6,992,602)
Offering costs allocated to warrant liabilities		(1,150,871)
Other income, net	165,027,479	(185,775,870)
Net income	160,624,560	(185,775,870)
Common Class A [Member]
Other Income:
Net income	$ 6,239	$ 0
Weighted average shares outstanding of ordinary shares	69,000,000	69,000,000
Basic and diluted net income per share, ordinary shares	$ 0.00	$ 0.00
Common Class B [Member]
Other Income:
Net income	$ 160,624,560	$ (185,775,870)
Weighted average shares outstanding of ordinary shares	17,250,000	16,748,571
Basic and diluted net income per share, ordinary shares	$ 9.31	$ (11.09)